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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
November 11,2011

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $160,232,527
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	6802	SH	94753		SOLE				94753
APPLE COMPUTER INC	COM	037833100	496	SH	1300		SOLE				1300
ALLIANCE RESOURCE PTN	LP	01877R108	524	SH	7999		SOLE				7999
ARCHER DANIELS MIDLAND	COM	039483102	6214	SH	250470		SOLE				250470
AMERICAN EXPRESS CO	COM	025816109	8963	SH	199629		SOLE				199629
ATHENAHEALTH, INC	COM	04685W103	654	SH	10978		NONE						10978
BERKSHIRE HATHAWAY CL A	COM	084670108	6301	SH	59		SOLE				59
BERKSHIRE HATHAWAY CL B	COM	084670207	3164	SH	44537		SOLE				44537
BUCKEYE PARTNERS	LP	118230101	392	SH	6273		SOLE				6273
BOARDWALK PIPELINE PTN	LP	096627104	498	SH	19435		SOLE				19435
CLEARBRIDGE MLP FUND	COM	184692101	731	SH	37450		SOLE				37450
COLGATE PALMOLIVE CO	COM	194162103	12556	SH	141592		SOLE				144592
CHESAPEAKE MIDSTREAM PT	LP	16524K108	282	SH	10525		SOLE				10525
COPANO ENERGY LLC	LP	217202100	557	SH	18699		SOLE				18699
DOLLAR TREE INC		COM	256746108	225	SH	3000		SOLE				3000
EMERSON 		COM	291011104	7155	SH	173193		SOLE				173193
ENBRIDGE ENERGY PTN	LP	29250R106	443	SH	16130		SOLE				16130
ENERGY TRANSFER EQUITY	GP	29273V100	342	SH	9833		SOLE				9833
ENERGY TRANSFER PTN	LP	29273R109	312	SH	7615		SOLE				7615
ENTERPRISE PRODUCTS PTN	LP	293792107	1350	SH	33633		SOLE				33633
EXPRESS SCRIPTS		COM	302182100	11175	SH	301456		SOLE				301456
EXXON MOBIL CORP	COM	30231G102	1844	SH	25944		SOLE				25944
EV ENERGY PTN		LP	26926V107	282	SH	3934		SOLE				3934
FEDEX CORP		COM	31428x106	5969	SH	88189		SOLE				88189
HOME DEPOT CO		COM	437076102	7254	SH	220696		SOLE				220696
INERGY			LP	456615103	413	SH	16501		SOLE				16501
JOHNSON & JOHNSON CO.	COM	478160104	9663	SH	151718		SOLE				151718
KINDER MORGAN ENERGY PT	LP	494550106	382	SH	5592		SOLE				5592
LINN ENERGY LLC		LLC	536020100	618	SH	17318		SOLE				17318
MAGELLAN MIDSTREAM PTN	LP	559080106	503	SH	8332		SOLE				8332
MARKWEST ENERGY PTN	LP	570759100	207	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	975	SH	29815		SOLE				29815
MOODY'S CORP		COM	615369108	281	SH	9220		SOLE				9220
NORTHERN TRUST		COM	665859104	4911	SH	140402		SOLE				140402
NUSTAR GRP HOLDINGS	LP	67059L102	434	SH	14139		SOLE				14139
ONEOK PTN		LP	68268N103	605	SH	12970		SOLE				12970
PEPSICO INC		COM	713448108	9634	SH	155636		SOLE				155636
PLAINS ALL-AMERICAN	LP	726503105	550	SH	9336		SOLE				9336
PROCTOR & GAMBLE CO.	COM	742718109	9874	SH	156285		SOLE				156285
SUBURBAN PROPANE PTN	LP	864482104	284	SH	6113		SOLE				6113
TEEKAY LNG PTN		LP	Y8564M105	541	SH	17380		SOLE				17380
UNITED PARCEL SERV B	COM	911312106	316	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	8555	SH	121583		SOLE				121583
WALGREEN CO		COM	931422109	8390	SH	255107		SOLE				255107
WAL MART STORES		COM	931142103	10095	SH	194518		SOLE				194518
WELLPOINT HEALTH NTWKS	COM	94973H108	1195	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	7122	SH	465806		SOLE				465806